Significant Accounting Policies (Details) - Schedule of relevant exchange rates	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022
Schedule of relevant exchange Rates [Abstract]
Period ended RMB: USD exchange rate	6.8676	7.1135	6.3694
Period average RMB: USD exchange rate	6.9761	6.5532	6.3393